Investments Held in Trust Account	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investments Held in Trust Account [Abstract]
Investments Held in Trust Account

Note 3 — Investments Held in Trust Account

As of September 30, 2023 and December 31, 2022, assets held in the Trust Account were comprised of $53,246,222 and $100,525,498, respectively, in money market funds which are invested in short term U.S. Treasury Securities. Interest income for the nine months ended September 30, 2023 and the period from January 19, 2022 (inception) through September 30, 2022 amounted to $2,956,252 and $473,721, respectively. Interest income for the three months ended September 30, 2023 and 2022 amounted to $681,853 and $451,036, respectively.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2023
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$53,246,222
Description	Level	December 31, 2022
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$100,525,498

Note 3 — Investments Held in Trust Account

As of December 31, 2022, assets held in the Trust Account comprised of $100,525,498 in money market funds which are invested in short term U.S. Treasury Securities. Interest income amounted to $1,309,248 for the period from inception to December 31, 2022.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2022
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$100,525,498